Contingencies, Commitments and Guarantees (details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Contingencies and Commitments disclosure
Unfunded commitments to private equity limited partnerships and real estate partnerships	$ 1.52	$ 1.27